OTHER EXPENSES, NET - Schedule of other (income) expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Credit losses	$ 1,853	$ 1,200	$ 1,457
Other	817	799	1,355
Total other expenses, net	$ 2,670	$ 1,999	$ 1,812